Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Current Principal Amount/ Shares	Description	Rate (2)	Maturity	Percentage of Net Assets	Fair Value
Asset Backed Securities (92.76%)(1)
Aircraft Leases (9.24%)
102,248	AASET 2021-1A Class C (3)	5.82%	11/16/2041	0.22%	$83,327
653,433	Blackbird Capital Aircraft 2021-1A Class B (3)	3.45%	07/15/2046	1.65%	625,709
741,969	Raptor Aircraft Finance LLC 2019-1 Class A (3)	4.21%	08/23/2044	1.79%	677,809
1,050,000	Skyline Aircraft Finance LLC (Westjet) (5)	0.00%	07/27/2038	2.64%	997,500
784,318	SOLRR Aircraft 2021-1 Limited Class C (3)	5.68%	10/15/2046	2.01%	759,200
400,746	Stonepeak 2021-1A Class D (3)	7.14%	02/28/2033	0.93%	352,741
					3,496,286
Asset Backed Securities by SBA Confirmation of Originator Fee Certificates (2.99%)
26,764,924	Stifel SBA IO Trust Series 25-1A Class A1 (3)(5)	1.84%	08/15/2038	2.99%	1,132,263
					1,132,263
Auto Loans (5.84%)
770,000	Flagship Credit Auto Trust Series 24-1 Class E SUB (3)	8.60%	05/15/2031	1.89%	716,100
1,470,000	Santander Bank Auto Credit - Linked Notes 24-B Class F (3)	8.88%	01/18/2033	3.95%	1,494,905
					2,211,005
Collateralized Debt Obligations (2.64%)
1,000,000	BDS Ltd. 24FL 13 Class E (1 Month SOFR + 4.44%, 0.00% Floor) (3)	8.57%	09/19/2039	2.64%	997,825
					997,825
Collateralized Loan Obligations (33.72%)
1,200,000	Alinea CLO Ltd. Series 18-1A Class ER (3 Month SOFR + 5.95%, 0.00% Floor) (3)(4)	10.28%	07/20/2031	3.16%	1,196,771
1,500,000	ArrowMark Partners - Elevation CLO Ltd. Series 13-1A Class ER3 (3 Month SOFR + 7.75%, 7.75% Floor) (3)(4)	11.97%	07/25/2038	3.97%	1,498,274
2,100,000	AXA Investment Managers - Allegro CLO Ltd. 2018-1A SUB (3)(5)	0.00%	06/13/2031	0.06%	23,850
1,500,000	Black Diamond CLO Ltd. Series 22-1A Class E (3 Month SOFR + 7.50%, 7.50% Floor) (3)	11.82%	10/25/2035	3.97%	1,499,102
1,230,000	BlackRock Financial Management - CLO Series 23-1A Class D (3 Month SOFR + 6.56%, 6.56% Floor) (3)(4)	10.89%	04/20/2035	3.24%	1,226,505
1,385,000	BlackRock Financial Management - Magnetite CLO Ltd. 2021-30A SUB (3)	0.00%	10/25/2037	2.20%	831,000
50,000	Blue Owl Capital - Tralee CDO Ltd. 2018-5A Class FR (3 Month SOFR + 0.26%, 8.89% Floor) (3)(5)	13.48%	10/20/2034	0.10%	36,938
800,000	Blue Owl Capital - Tralee CDO Ltd. 2018-5A Class SUB (3)(5)	0.00%	10/20/2034	0.23%	87,969
1,250,000	Blue Owl Capital - Tralee CDO Ltd. Series 19-6A Class DRR (3 Month SOFR + 4.10%, 4.10% Floor) (3)(4)	8.42%	10/25/2032	3.29%	1,244,168
1,000,000	Crown Point CLO Ltd. 19-8A Class DR (3 Month SOFR + 3.70%, 3.96% Floor) (3)(4)	8.29%	10/20/2034	2.65%	1,003,584
1,250,000	Greywolf Capital Management CLO Ltd. 2019-1A SUB (3)(5)	0.00%	04/17/2034	0.79%	298,980
1,100,000	MJX Asset Management - Venture CDO Ltd. 2016-24A SUB (3)(5)	0.00%	10/20/2028	0.00%	110
600,000	MJX Asset Management - Venture CDO Ltd. 2018-32A SUB (3)	0.00%	07/18/2031	0.00%	60
470,000	MJX Asset Management - Venture CDO Ltd. 2018-34A SUB (3)(5)	0.00%	10/15/2031	0.01%	3,525
5,000,000	Neuberger Berman CLO Ltd. Series 2019-35A Class BI (3)(5)	3.64%	01/19/2033	1.12%	423,680
990,000	New Your Life Investments - MCF CLO LLC Series 19-1A Class ER (3 Month SOFR + 8.06%, 8.06% Floor) (3)	12.38%	04/17/2036	2.63%	995,093
1,400,000	OFS Capital Management OFSI Fund Ltd. 2018-1A SUB (3)(5)	0.00%	07/31/2118	0.03%	10,500
1,332,000	OFSBS-2018-1A-FEE (5)	0.00%	10/15/2026	0.00%	133
250,000	Seix Advisors - Mountain View CLO Ltd. Series 22-1A Class DR (3 Month SOFR + 4.19%, 4.19% Floor) (3)(5)	8.51%	04/15/2034	0.65%	247,307
1,000,000	Sound Point Capital Management - Blue Mountain CLO Ltd. 2018-2A Class SUB (3)(5)	0.00%	08/15/2031	0.00%	100
1,200,000	Vibrant Partners CLO Ltd. 2018-8A Class SUB (3)	0.00%	01/20/2031	0.00%	120
1,100,000	Voya Alternative Asset Management CLO Ltd. 2018-1A SUB (3)(5)	0.00%	04/19/2031	0.23%	88,000
1,040,000	Western Asset Management - Crown City CLO I Series 20-1A Class D1RR (3 Month SOFR + 3.00%, 3.00% Floor) (3)	7.16%	07/20/2038	2.75%	1,040,862
1,460,000	Zais Group CLO 6 Ltd. 2017-1A Class SUB (3)	0.00%	07/15/2029	0.00%	146
1,022,084	Zais Group CLO Ltd. 2017-1A Class E (3 Month SOFR + 7.00%, 0.00% Floor) (3)(4)	11.58%	07/15/2029	2.64%	996,804
1,460,000	ZAIS6-2017-1A-FEE (5)	0.00%	10/15/2026	0.00%	-
					12,753,581
Commercial Mortgage-Backed Securities (17.04%)
1,000,000	Key Bank - BX Trust 2019-IMC Class G (1 Month SOFR + 3.60%, 3.60% Floor) (3)	7.80%	04/15/2034	2.54%	961,312
1,051,144	Key Bank - BX Trust Series 25-LUNR Class E (1 Month SOFR + 3.95%, 3.95% Floor) (3)	8.10%	06/15/2040	2.78%	1,052,794
1,300,000	Key Bank - DBGS Mortgage Trust Series 21-W52 Class C (1 Month SOFR + 0.11%, 2.30% Floor) (3)	6.56%	10/15/2036	3.34%	1,261,355
1,000,000	Midland Loan Services - SFO Commercial Mortgage Trust 2021-555 Class E (1 Month SOFR + 0.11%, 2.90% Floor) (3)	7.16%	05/15/2038	2.59%	980,402
1,390,000	Wells Fargo Bank - Barclays Commercial Mortgage 2018-CHRS Class E (3)	4.41%	08/05/2038	3.17%	1,198,030
1,000,000	Wells Fargo Bank - BPR Trust Series 21-TY Class F (1 Month SOFR + 11.45%, 4.20% Floor) (3)	8.47%	09/15/2038	2.62%	989,062
					6,442,955
Confirmation of Originator Fee Certificates (1.61%)
7,636,409	SBA Confirmation of Originator Fee Certificates (5)(6)	Various (6)	Various (6)	1.61%	607,324
					607,324
Consumer Loans (7.66%)
914,613	LendingPoint LLC Asset Securitization 23-1A Class C (3)(4)	11.00%	10/17/2033	2.39%	904,121
390,959	LendingPoint LLC Asset Securitization Trust Surveillance 20-REV1 Class C (3)	7.70%	10/15/2028	1.03%	390,663
1,600,000	Oportun Funding LLC Series 25-A Class D (3)	7.25%	02/08/2033	4.24%	1,603,050
					2,897,834
Residential Mortgage-Backed Securities (9.29%)
1,420,000	A&D Mortgage Trust Series 24-NQM1 Class B1 (3)	8.49%	02/25/2069	3.78%	1,431,018
131,217	Countrywide Alternative Loan Trust Series 2006-J5 Class 1A4	6.50%	09/25/2036	0.20%	74,590
22,384	Countrywide Home Loan Series 2003-49 Class B1	5.59%	12/19/2033	0.05%	20,727
19,107	JP Morgan Mortgage Trust Series 2006-A1	6.34%	02/25/2036	0.04%	13,309

Current Principal Amount/ Shares	Description	Rate	Maturity	Percentage of Net Assets	Fair Value

Asset Backed Securities (continued) (92.76%)(1)
Residential Mortgage-Backed Securities (continued) (9.29%)
5,337	Prime Mortgage Trust Series 2003-3 Class B4 (3)(5)	5.96%	01/25/2034	0.00%	91
750,000	Progress Residential Trust 2021 - SFR3 Class H (3)	4.75%	05/17/2026	1.96%	740,093
306,196	Residential Asset Securitization Trust 03-A15 Class B1 (5)	5.58%	02/25/2034	0.50%	188,464
959,724	STAR 2022-SFR3 Class F (1 Month SOFR + 4.50%, 4.50% Floor) (3)(4)	8.65%	05/17/2039	2.55%	962,686
118,192	Structured Asset Securities Corporation 2003-9A Class B2II (5)	5.98%	03/25/2033	0.21%	78,089
					3,509,067
Supply Chain Receivable (2.73%)
843,941	Raistone - First Brands Supply Chain Finance Program (5)	0.00%	10/01/2025	1.45%	548,561
744,939	Raistone - First Brands Supply Chain Finance Program (5)	0.00%	09/24/2025	1.28%	484,210
					1,032,771

Total Asset Backed Securities (Cost $41,431,885)					35,080,911

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS (continued)
September 30, 2025 (Unaudited)

Current Principal Amount/ Shares	Description	Rate (2)	Maturity	Percentage of Net Assets	Fair Value
Corporate Debt (4.49%) (1)
High Tech Industries (4.49%)
	Aventive Technologies
34,168	First Lien Term Loan (3 Month SOFR + 4.87%, 7.50% Floor), 12.37% (5)	0.00%	03/28/2026	0.09%	34,425
	Aventive Technologies
787,669	First Lien Term Loan (3 Month SOFR + 4.26%, 1.00% Floor), 14.52% (5)	0.00%	04/24/2030	2.19%	829,679
	Lumen Technologies
241,304	First Lien Term Loan (1 Month SOFR + 4.38%, 0.00% Floor) (5)	0.00%	03/15/2027	0.61%	230,445
	SIRVA Worldwide, Inc.
645,000	First Lien Term Loan (1 Month SOFR + 4.35%, 8.00% Floor), 12.35% (5)	0.00%	02/20/2029	1.60%	604,200
					1,698,749

Total Corporate Debt (Cost $1,628,336)					1,698,749

Preferred Stocks (4.61%) (1)
Other REITS (4.61%)
49,521	AGNC Investment Corp, Series F	6.13%		3.32%	$1,255,852
1,594	Annaly Capital Management, Series G	6.50%		0.11%	40,042
11,334	MFA Financial Inc., Series F	6.50%		0.72%	270,543
7,054	New Residential Inv Corp, Series C	6.38%		0.46%	173,670
					1,740,107

Total Preferred Stocks (Cost $1,742,243)					1,740,107

Short-Term Investment - Investment Companies (12.59%) (1)
4,761,429	First American Government Obligation - Class X	4.05%		12.59%	4,761,429
Total Short-Term Investment - Investment Companies (Cost $4,761,429)					4,761,429

Total Investments (114.45%) (1) (Cost $49,563,893)					43,281,196
Reverse Purchase Agreements (-18.01%)(1)					(6,814,000)
Other Assets In Excess of Liabilities (3.56%) (1)					1,348,818
Total Net Assets (100.00%) (1)					$37,816,014

1 Month Secured Overnight Financing Rate (SOFR) as of September 30, 2025 was 4.13%.
3 Month Secured Overnight Financing Rate (SOFR) as of September 30, 2025 was 3.98%.

(1) Percentages are stated as a percent of net assets.
(2) Rate reported is the current yield as of September 30, 2025.
(3) 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2025, these securities amounted to $32,068,004 or 84.80% of net assets.

(4) Collateral or partial collateral for securities sold subject to repurchase. As of September 30, 2025, these securities amounted to $9,032,913 or 23.89% of net assets.
(5) Security is categorized as Level 3 per the Fund's fair value hierarchy. As of September 30, 2025, these securities amounted to $6,956,343 or 18.40% of net assets.
(6) This security represents a basket of interest only strips. Please refer to Note 7 in these financial statements regarding "Additional Disclosure of SBA Confirmation of Originator Fee Certificates Custom Basket Holdings" for additional information.

Centrally Cleared Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Fair Value
J.P. Morgan	2.61%	SOFR	Paid	Annually	08/09/2032	$339,223	$(31,702)	$13,608	$(18,094)
J.P. Morgan	3.89%	SOFR	Received	Daily	06/17/2031	650,000	-	(15,673)	(15,673)
J.P. Morgan	4.04%	SOFR	Received	Daily	02/25/2027	1,400,000	-	(9,961)	(9,961)
J.P. Morgan	3.46%	SOFR	Received	Daily	08/12/2030	1,130,000	$-	(3,999)	(3,999)
J.P. Morgan	3.33%	SOFR	Paid	Annually	09/02/2030	1,017,000	-	(2,253)	(2,253)
							$(31,702)	$(18,278)	$(49,980)

Ellington Income Opportunities Fund
Notes to Schedule of Investments
September 30, 2025 (Unaudited)

VALUATION

The following is a description of the valuation methodologies used for the Fund’s financial instruments. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 valuation methodologies include the observation of quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 valuation methodologies include the observation of (i) quoted prices for similar assets or liabilities in active markets, (ii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves) in active markets and (iii) quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 fair value methodologies include (i) the solicitation of valuations from third parties (typically, broker-dealers), (ii) the use of proprietary models that require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment assumptions and default rate assumptions, and (iii) the assessment of observable or reported recent trading activity. The Fund utilizes such information to assign a good faith fair value (the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction at the valuation date) to each such financial instrument.

Market quotations are not typically readily available for the majority of the Fund’s securities, they are often valued at fair value as determined by the Fund’s Advisor, in its capacity as Valuation Designee (the “Valuation Designee”). The Valuation Designee seeks to obtain at least one third-party indicative valuation for each instrument and obtains multiple indicative valuations when available. Third-party valuation providers often utilize proprietary models that are highly subjective and also require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment and default rate assumptions. The Valuation Designee has been able to obtain third-party indicative valuations on the vast majority of the Fund’s investments and expects to continue to solicit third-party valuations on substantially all investments in the future to the extent practical. The Valuation Designee generally values each financial instrument using a third-party valuation received. However, such third-party valuations are not binding, and while the Valuation Designee generally does not adjust such valuations, the Valuation Designee may challenge or reject a valuation when, based on validation criteria, the Valuation Designee determines that such valuation is unreasonable or erroneous. Furthermore, the Valuation Designee may determine, based on validation criteria, that for a given instrument the third-party valuations received does not result in what the Valuation Designee believes to be fair value, and in such circumstances the Valuation Designee may override the third-party valuation with its own good faith valuation. The validation criteria include the use of the Valuation Designee’s own models, recent trading activity in the same or similar instruments, and valuations received from third parties.

The Valuation Designee’s valuation process, including the application of validation criteria, is overseen and periodically reviewed by the Fund’s Board of Trustees. Because of the inherent uncertainty of valuations, these estimated values may differ significantly from the values that would have been used had a ready market for the financial instruments existed, and the differences could be material to the financial statements.

The table below reflects the value of the Fund’s Level 1, Level 2 and Level 3 financial instruments measured at fair value as of September 30, 2025:

Description	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$29,823,317	$5,257,594	$35,080,911
Corporate Debt	-	-	1,698,749	1,698,749
Preferred Stocks	1,740,107	-	-	1,740,107
Short-Term Investments	4,761,429	-	-	4,761,429
Total Investments	$6,501,536	$29,823,317	$6,956,343	$43,281,196

Other Financial Instruments*
Interest Rate Swaps	$-	$(49,980)	$-	$(49,980)
Total Swaps Contracts	$-	$(49,980)	$-	$(49,980)
*Other financial instruments are derivative instruments, such as swap contacts, which are reported at market value.

The Fund generally uses prices provided by an independent pricing service, broker, or agent bank, which provide non-binding indicative prices on or near the valuation date as the primary basis for fair value determinations for certain instruments. The independent pricing services typically value such securities based on one or more inputs, including but not limited to benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities, and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data.  In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, and specific deal information.  These values are non-binding, and may not be determinative of fair value. Values are evaluated during the Fund's valuation process by management in conjunction with additional information about the instrument, similar instruments, market indicators and other information.

Ellington Income Opportunities Fund
Notes to Schedule of Investments (continued)
September 30, 2025 (Unaudited)

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description
Balance as of December 31, 2024	$6,987,909
Purchases	3,807,436
Sales proceeds and paydowns	(2,221,756)
Realized gain / (loss)	50,713
Payment-in-kind	-
Change in unrealized gain / (loss)	(837,155)
Transfers into Level 3	166,180
Transfer out of Level 3	(996,984)
Ending Balance – September 30, 2025	$6,956,343

Change in unrealized appreciation / (depreciation) during the period for Level 3 investments held at September 30, 2025	$(484,304)

The following table presents information about unobservable inputs related to the Fund’s categories of Level 3 investments as of September 30, 2025:

	Fair Value at 9/30/2025	Valuation Methodology	Unobservable Inputs	Input Value / Range	Weighted Average(1)

Asset-Back Securities backed by Aircraft Leases	$997,500	Discounted Cash Flows	Yield	12.75% to 12.75%	12.75%

Asset-Back Securities backed by SBA Confirmation of Originator Fee Certificates	1,132,263	Discounted Cash Flows	SOFR OAS(2)	526.14 to 526.14	526.14
Collateralized Loan Obligation	707,925	Dealer Marked with Odd Lot Sizing Adjustment	Odd Lot Sizing Adjustment	(0.74)% to (1.50)%	(1.10)%
	88,000	Market Quotes	Non-Binding Indicative Price	8.00 to 8.00	8.00)

	425,167	Discounted Cash Flows	Yield Projected Collateral Prepayments Projected Collateral Losses Projected Collateral Recoveries Projected Collateral Scheduled Amortization	10.88% to 33.06% 35.39% to 47.69% 4.26% to 5.66% 5.48% to 6.73% 42.51% to 53.39%	19.84% 46.92% 4.34% 5.76% 43.00%
Corporate Debt	1,698,750	Market Quotes	Non-Binding Indicative Price	95.50 to 105.33	100.81

Residential Mortgage-Backed Securities	266,644	Discounted Cash Flows	Yield	13.03% to 13.40%	13.30%
SBA Confirmation of Originator Fee Certificates	607,324	Option Adjusted Spread (“OAS”)	SOFR OAS(2)	276.40 to 276.40	276.40
Supply Chain Receivable	1,032,772	Market Quotes	Non-Binding Indicative Price	65.00 to 65.00	65.00
Total	$6,956,343
(1)	Averages are weighted based on the fair value of the related instrument.
(2)	Shown in basis points.
A change in unobserved inputs might result in significantly higher or lower fair value measurement as of September 30, 2025.

Ellington Income Opportunities Fund
Notes to Schedule of Investments (continued)
September 30, 2025 (Unaudited)

BORROWING

Reverse Repurchase Agreements: As of September 30, 2025, the Fund had the following reverse repurchase agreements outstanding, which were equal to 18.01% of the Fund’s net assets:

Counterparty	Amount Borrowed	Borrowing Rate	Borrowing Date	Maturity Date	Borrowing & Interest
JP Morgan Securities	$720,000	5.33%	09/25/25	12/09/25	$720,640
Lucid Management LP	736,000	5.67%	07/16/25	10/16/25	744,930
RBC Capital Markets	894,000	5.28%	08/04/25	10/06/25	901,605
RBC Capital Markets	915,000	5.12%	09/08/25	11/10/25	917,993
RBC Capital Markets	809,000	5.16%	08/25/25	10/27/25	813,290
RBC Capital Markets	1,050,000	5.20%	09/05/25	11/05/25	1,053,943
RBC Capital Markets	1,007,000	4.83%	09/18/25	11/18/25	1,008,756
RBC Capital Markets	683,000	5.41%	09/23/25	10/23/25	683,821
Totals	$6,814,000				$6,844,979

As of September 30, 2025, the fair value of securities held as collateral for reverse repurchase agreements was $9,032,913 as noted on the Schedule of Investments. Reverse repurchase agreements are not included in the fair value hierarchy because they are carried at face value. For the period ended September 30, 2025, the average daily balance and average interest rate in effect for reverse repurchase agreements were $6,725,037 and 5.53%, respectively.